Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Disclosure of Reconciliation of Changes in Intangible Assets

in CHF thousands	Software
2025
Cost
At January 1, 2025	2,303
Additions	—
Disposals	(58)
At December 31, 2025	2,244
Accumulated amortization
At January 1, 2025	(2,254)
Amortization charge for the year	(46)
Disposals	58
At December 31, 2025	(2,242)
Carrying amount at December 31, 2025	2

in CHF thousands	Software
2024
Cost
At January 1, 2024	2,296
Additions	18
Disposals	(11)
At December 31, 2024	2,303
Accumulated amortization
At January 1, 2024	(2,084)
Amortization charge for the year	(181)
Disposals	11
At December 31, 2024	(2,254)
Carrying amount at December 31, 2024	49